Related Parties Transactions (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 ILS (₪)	Feb. 17, 2022 USD ($)	Feb. 16, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transactions [Abstract]
Gross amount (in New Shekels) | ₪		₪ 45,000		₪ 45,000
Current liability	$ 341		$ 425				$ 357	$ 500
Interest rate	15.45%	15.45%
Additional paid-in capital	$ 112		112
Pricing date			462		₪ 1,710	$ 350
Debt Instrument, Periodic Payment			$ 26
Interest rate			15.45%		15.45%	5.00%